9. Discontinued Operations (Details - Condensed Nova) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Nov. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Investment properties	$ 29,801,631	$ 33,829,902		$ 35,786,053
Total assets	30,276,062	34,426,148		36,819,528
Stockholder's equity	(6,498,012)	(7,355,017)		(4,763,785)	$ (5,010,816)
Loans & borrowings	19,240,324	22,584,601		25,317,163
Total equity and liabilities	$ 30,276,062	$ 34,426,148		$ 36,819,528
Nova [Member]
Disclosure of subsidiaries [line items]
Investment properties			$ 5,806,528
Other current assets			68,884
Total assets			5,875,412
Stockholder's equity			166,246
Loans & borrowings			4,853,590
Other Liabilities			855,576
Total equity and liabilities			$ 5,875,412